Schedule of Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Accounts receivables	$ 304,864	$ 268,417
Cost of revenues	$ 2,455,597	$ 2,034,959	$ 1,767,331
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.80%	55.30%
Accounts receivables	$ 157,843	$ 148,439
Supplier Concentration Risk [Member] | Supplier A [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.10%	36.10%	20.30%
Cost of revenues	$ 690,842	$ 609,934	$ 294,557
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage
Accounts payables
Supplier Concentration Risk [Member] | Supplier [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.50%	74.00%	70.20%
Cost of revenues	$ 1,500,921	$ 1,248,918	$ 1,019,800
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	56.70%	3.30%
Accounts payables	$ 21,550	$ 1,213
Supplier Concentration Risk [Member] | Supplier B [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	26.70%	38.50%
Cost of revenues	$ 522,897	$ 450,125	$ 559,341
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	56.70%	3.30%
Accounts payables	$ 21,550	$ 1,213
Supplier Concentration Risk [Member] | Supplier C (Related Party) [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.40%	11.20%	11.40%
Cost of revenues	$ 287,182	$ 188,859	$ 165,902
Supplier Concentration Risk [Member] | Supplier C (Related Party) [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage
Accounts payables